CONVERTIBLE LOAN (Tables)	12 Months Ended
Dec. 31, 2014
CONVERTIBLE LOAN [Abstract]
Schedule of Convertible Loans Before and After Conversion

	Before conversion	After conversion
	US$	US$

CEIHL	38,000	6,308
SummitView	5,000	-
Baring	5,000	5,000
Total amount	48,000	11,308

Schedule of Convertible Loan
	As of December 31
	2013	2014
	RMB	RMB

Principal IFC loan	102,905	69,760
Unamortized discount	-	(56,290
Net carrying amount	102,905	13,470

Schedule of actual conversion rates of Convertible Loans
	Loan principal US$	Shares held through conversion	Actual conversion rate US$ per share

CEIHL	38,000	805,613,155	0.0472
SummitView	5,000	83,584,770	0.0598
Baring	5,000	83,584,770	0.0598
Total Convertible loan	48,000	972,782,695	0.0493